Share-based compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Sep. 30, 2023 shares	Dec. 31, 2021 shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2025 USD ($) shares
Share-based compensation
Weighted average grant-date fair value share options granted | ¥ / shares					¥ 3.62
Aggregate fair value of options and restricted share units vested and recognized as expenses					¥ 3,684	$ 527	¥ 4,225	¥ 11,574
Total intrinsic value of options and restricted share units exercised/vested					¥ 4,734	$ 677	¥ 5,796	¥ 2,976
Employee Stock Option
Share-based compensation
Weighted average grant-date fair value share options granted | (per share)					¥ 3.62	$ 0.52	¥ 2.04	¥ 3.23
Unrecognized share-based compensation expense					¥ 88				$ 13
Unrecognized share-based compensation expense estimated weighted-average period					3 months 14 days	3 months 14 days
Restricted Share Units
Share-based compensation
Unrecognized share-based compensation expense estimated weighted-average period					6 months 29 days	6 months 29 days
Unrecognized share-based compensation cost					¥ 837				$ 120
2014 Incentive Plan
Share-based compensation
Common shares reserved for issuance		5,500,000
Share available for grant					0				0
Number of vested but not exercised					306,828				306,828
2014 Incentive Plan | Maximum
Share-based compensation
Awards vesting period		4 years
Awards expiration period		10 years
2017 Incentive Plan
Share-based compensation
Common shares reserved for issuance	6,015,137
Share available for grant					2,867				2,867
2017 Incentive Plan | Maximum
Share-based compensation
Awards vesting period	4 years
Awards expiration period	10 years
2021 Incentive Plan
Share-based compensation
Common shares reserved for issuance				4,000,000
Share available for grant					1,960				1,960
2021 Incentive Plan | Maximum
Share-based compensation
Awards vesting period				4 years
Awards expiration period				10 years
2023 Incentive Plan
Share-based compensation
Common shares reserved for issuance			4,000,000
Share available for grant					2,439,067				2,439,067
2023 Incentive Plan | Maximum
Share-based compensation
Awards vesting period			4 years
Awards expiration period			10 years